Deutsche Core Equity Fund
Deutsche Core Equity Fund
Investment Objective
The fund seeks long-term growth of capital, current income and growth of income.
Fees and Expenses of the Fund

These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in Class A shares in Deutsche funds or if you invest at least $250,000 in Class T shares in the fund. More information about these and other discounts and waivers is available from your financial professional and in Choosing a Share Class (p. 40), and Purchase and Redemption of Shares in the fund's Statement of Additional Information (SAI) (p. II-16).

SHAREHOLDER FEES (paid directly from your investment)
Shareholder Fees - Deutsche Core Equity Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Maximum sales charge (load) imposed on purchases, as % of offering price	5.75%	2.50%	none	none	none	none	none
Maximum deferred sales charge (load), as % of redemption proceeds	none	none	1.00%	none	none	none	none
Account Maintenance Fee (annually, for fund account balances below $10,000 and subject to certain exceptions)	$ 20	none	$ 20	none	none	none	$ 20

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Deutsche Core Equity Fund		Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
Management fee		0.35%	0.35%	0.35%	0.35%	0.35%	0.35%	0.35%
Distribution/service (12b-1) fees		0.24%	0.25%	0.99%	0.50%	none	none	none
Other expenses	[1]	0.29%	0.30%	0.30%	0.41%	0.15%	0.21%	0.23%
Total annual fund operating expenses		0.88%	0.90%	1.64%	1.26%	0.50%	0.56%	0.58%
[1]	"Other expenses" for Class T are based on estimated amounts for the current fiscal year.

EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Deutsche Core Equity Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 660	$ 340	$ 267	$ 128	$ 51	$ 57	$ 59
3 Years	840	530	517	400	160	179	186
5 Years	1,035	736	892	692	280	313	324
10 Years	$ 1,597	$ 1,330	$ 1,944	$ 1,523	$ 628	$ 701	$ 726

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption - Deutsche Core Equity Fund - USD ($)	Class A	Class T	Class C	Class R	Class R6	INST Class	Class S
1 Year	$ 660	$ 340	$ 167	$ 128	$ 51	$ 57	$ 59
3 Years	840	530	517	400	160	179	186
5 Years	1,035	736	892	692	280	313	324
10 Years	$ 1,597	$ 1,330	$ 1,944	$ 1,523	$ 628	$ 701	$ 726

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.

Portfolio turnover rate for fiscal year 2016: 27%.

Principal Investment Strategy

Main investments. Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in equities, mainly common stocks. For purposes of this 80% investment limitation, the term total assets is defined as net assets, plus the amount of any borrowings for investment purposes. Although the fund can invest in companies of any size and from any country, it invests primarily in large US companies. Portfolio management may favor securities from different industries and companies at different times.

Management process. In choosing stocks, portfolio management uses proprietary quantitative models to identify and acquire holdings for the fund. The quantitative models are research based and identify primarily fundamental factors, including valuation, momentum, profitability, earnings and sales growth, which have been effective sources of return historically. These are dynamic models with different factor weights for different industry groupings. The fund's portfolio is constructed based on this quantitative process that strives to maximize returns while maintaining a risk profile similar to the fund's benchmark index.

Portfolio management may sell a security when its quantitative model indicates that other investments are more attractive, when the company no longer meets performance or risk expectations, or to maintain portfolio characteristics similar to the fund's benchmark.

All investment decisions are made within risk parameters set by portfolio management. The factors considered and models used by portfolio management may be adjusted from time to time and may favor different types of securities from different industries and companies at different times.

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

Main Risks

There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

Stock market risk. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price. To the extent the fund invests in a particular capitalization or sector, the fund's performance may be affected by the general performance of that particular capitalization or sector.

Security selection risk. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Foreign investment risk. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing the full value of its investments. In June 2016, citizens of the United Kingdom approved a referendum to leave the European Union (EU), creating economic and political uncertainty. Significant uncertainty exists regarding the timing of the United Kingdom's anticipated withdrawal from the EU and the effects such withdrawal may have on the United Kingdom, other EU countries and the global economy.

Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

Medium-sized company risk. Medium-sized company stocks tend to be more volatile than large company stocks. Because stock analysts are less likely to follow medium-sized companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on medium-sized companies, since they lack the financial resources of larger companies. Medium-sized company stocks are typically less liquid than large company stocks.

Small company risk. Small company stocks tend to be more volatile than medium-sized or large company stocks. Because stock analysts are less likely to follow small companies, less information about them is available to investors. Industry-wide reversals may have a greater impact on small companies, since they may lack the financial resources of larger companies. Small company stocks are typically less liquid than large company stocks.

Focus risk. To the extent that the fund focuses its investments in particular industries, asset classes or sectors of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors may have a significant impact on the fund's performance.

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Liquidity risk. In certain situations, it may be difficult or impossible to sell an investment and/or the fund may sell certain investments at a price or time that is not advantageous in order to meet redemption requests or other cash needs. Unusual market conditions, such as an unusually high volume of redemptions or other similar conditions could increase liquidity risk for the fund.

Pricing risk. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different from the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.

Operational and technology risk. Cyber-attacks, disruptions, or failures that affect the fund's service providers or counterparties, issuers of securities held by the fund, or other market participants may adversely affect the fund and its shareholders, including by causing losses for the fund or impairing fund operations.

Past Performance

How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends and distributions were reinvested. For more recent performance figures, go to deutschefunds.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.

Class T is a new class of shares and therefore does not have a full calendar year of performance available. For Class T shares, performance is based on the historical performance of Class S shares adjusted to reflect the higher expenses and applicable sales charges of Class T.

The performance figures for Class R shares prior to class inception are based on the historical performance of Class S shares, adjusted to reflect the higher expenses of Class R shares.

Prior to May 31, 2013, the fund had a sub-advisor and a different investment management team that operated with a different investment strategy. Performance would have been different if the fund's current investment strategy had been in effect.

CALENDAR YEAR TOTAL RETURNS (%) (Class A)
These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.

	Returns	Period ending
Best Quarter	18.25%	September 30, 2009
Worst Quarter	-21.99%	December 31, 2008

Average Annual Total Returns (For periods ended 12/31/2016 expressed as a %)
After-tax returns (which are shown only for Class A and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.
Average Annual Total Returns - Deutsche Core Equity Fund	Class Inception	1 Year	5 Years	10 Years
Class A | before tax	Aug. 02, 1999	3.71%	13.82%	5.93%
Class A | After tax on distributions		2.08%	11.95%	4.52%
Class A | After tax on distributions and sale of fund shares		3.39%	10.67%	4.42%
Class T | before tax	Feb. 01, 2017	7.30%	14.57%	6.30%
Class C | before tax	Dec. 29, 2000	9.22%	14.30%	5.74%
Class R | before tax	May 01, 2012	9.62%	14.62%	6.18%
INST Class | before tax	Aug. 19, 2002	10.38%	15.60%	7.03%
Class S | before tax	May 31, 1929	10.40%	15.53%	6.92%
Class S | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		12.05%	14.69%	7.08%

Average Annual Total Returns - Deutsche Core Equity Fund - Class R6	Class Inception	1 Year	Since Inception
before tax	Aug. 25, 2014	10.49%	7.83%
Russell 1000® Index (reflects no deduction for fees, expenses or taxes)		12.05%	7.09%